Commitments and Contingencies	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Commitments and Contingencies

NOTE 8: COMMITMENTS AND CONTINGENCIES

On August 28, 2012, the Company’s wholly owned subsidiary, Eaton Scientific Systems, Ltd. entered into a Consulting Agreement with Dr. David Stark (the “Stark Agreement”).  The Stark Agreement, effective September 1, 2012, is for a period of 12 months, and provides compensation in the amount of $4,000 per month. As of July 31, 2013 and January 31, 2013, respectively $32,500 and $11,000 in unpaid compensation has been included in accounts payable on the accompanying consolidated balance sheets.

On May 14, 2013, the Company entered into a Clinical Trial/Study Agreement with the American Institute of Research (the “CTS Agreement”).  The purpose of the Study will be to demonstrate that Tropine 3, its novel new indication of Homatropine, and existing FDA Approved drug currently used to treat heavy coughing, has the ability to provide relief to pre-menopausal, menopausal and post-menopausal women suffering from hot flashes. Pursuant to the CTS Agreement, the cost for the Study is approximately $257,875, based upon 50 (fifty) patients, not to exceed a cost of $5,037.50 per patient, plus preparation and pharmaceutical fees of $6,000.